Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	6 Months Ended
Jun. 30, 2016
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	June 30,	December 31,
	2016	2015
Borrowings under lines of credit	$94.130	$109.230
Commercial Paper Program	610.523	-
Other financial liabilities	-	22
Short-term debt	$704.653	$109.252
Short-term debt from related parties (see Note 2.b)	3.331	19.052
Short-term debt and short-term debt from related parties	$707.984	$128.304